Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income
	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Interest income	49	7,323	18,507	4,140
Wage subsidy	29,900	-	-	-
Gain on disposal of unquoted investment, FVPL	1,542,200	-	-	-
Gain on disposal of property and equipment	6,501	-	-	-
Foreign exchange gain, net	-	-	931,340	208,335
IPO conference	-	502,949	-	-
Reimbursement income for expenses incurred	153,693	241,979	18,730	4,190
Others	-	-	111,430	24,926
Total	1,732,343	752,251	1,080,007	241,591